Inventory (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	The components of inventories were as follows:
	December 31,
(In thousands of U.S. dollars)	2013	2014

Raw materials	918	1,661
Finished goods	1,492	5,068

Inventories, net	2,410	6,729